Investments and associates (Details)			0 Months Ended			1 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] EUR (€)		Dec. 31, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2013 Asm Pacific Technology Ltd [Member] HKD	Dec. 31, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2013 Levitech B V [Member] EUR (€)	Dec. 31, 2012 Levitech B V [Member] EUR (€)	Dec. 31, 2011 Levitech B V [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] HKD	Jul. 25, 2013 Asm Pacific Technology Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment	€ 943,954,000	€ 278,000	€ 943,676,000			€ 943,676,000		€ 943,676,000	€ 278,000	€ 278,000	€ 1,044,000
Non-consolidated ownership percentage			39.94%	40.08%	[1]	39.94%	39.94%	39.94%	20.00%
Number of subsidiary shares sold (in shares)												47,424,500	47,424,500
Equity method investment, common stock, par value (in HK dollars per share)							0.10						90
Percentage of stake sold												11.88%	11.88%	12.00%
Cash proceeds												413,196,000	4,191,980,000,000
Percent of subsidiary sold												51.96%	51.96%
Percent of associate purchased												40.08%	40.08%
Realized gain on sale 11.88% ASMPT shares								242,838,000				243,000,000
Unrealized re-measurement gain on retained interest				1,156,000,000				1,155,625,000
Equity method investment, impairment charge			335,000,000					335,406,000
Historical cost basis of investment			264,384,000			264,384,000		264,384,000
Basis difference			680,000,000			680,000,000		680,000,000
Basis difference allocated to property, plant and equipment and intangible assets			161,532,000			161,532,000		161,532,000
Basis difference, amount allocated to inventory, portion recognized as expense								40,000,000
Basis difference, amortization, net of tax								17,000,000
Market value of equity investment			€ 971,130,000			€ 971,130,000		€ 971,130,000
Equity method investment, common shares issued (in shares)						1,389,200	1,389,200

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%.